INCOME TAXES - Income tax paid (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax paid
Income tax paid	$ 8.3	$ 8.3
Withholding taxes
Income tax paid
Income tax paid	$ 0.2	$ 0.1